CLARKSTON PARTNERS FUND

PORTFOLIO OF INVESTMENTS

December 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (95.49%)
Consumer Discretionary (7.80%)
John Wiley & Sons, Inc., Class A	1,020,000	$31,242,600
LKQ Corp.	925,000	27,935,000
Total Consumer Discretionary		59,177,600

Consumer Staples (31.18%)(a)
BellRing Brands, Inc., Class A(b)	440,000	11,761,200
Energizer Holdings, Inc.	1,725,000	34,310,250
Lamb Weston Holdings, Inc.	550,000	23,039,500
Molson Coors Beverage Co., Class B	865,000	40,378,200
Post Holdings, Inc.(b)	760,000	75,278,000
Primo Brands Corp.	910,000	14,878,500
Sysco Corp.	110,000	8,105,900
US Foods Holding Corp.(b)	384,125	28,932,295
Total Consumer Staples		236,683,845

Financials (13.38%)
Affiliated Managers Group, Inc.	187,000	53,908,360
Brown & Brown, Inc.	205,000	16,338,500
LPL Financial Holdings Inc.	64,500	23,037,465
Willis Towers Watson PLC	25,000	8,214,997
Total Financials		101,499,322

Health Care (17.95%)
Avantor, Inc.(b)	3,700,000	42,402,000
Envista Holdings Corp.(b)	1,600,000	34,736,000
Henry Schein, Inc.(b)	400,000	30,232,000
Neogen Corp.(b)	4,135,000	28,903,650
Total Health Care		136,273,650

Industrials (10.32%)
CH Robinson Worldwide, Inc.	155,000	24,917,800
Landstar System, Inc.	70,000	10,059,000
Middleby Corp.(b)	220,000	32,707,400
Ralliant Corp.	210,000	10,691,100
Total Industrials		78,375,300

Technology (10.76%)
CCC Intelligent Solutions Holdings, Inc.(b)	3,430,000	27,268,500
Clarivate PLC(b)	16,275,000	54,358,500
Total Technology		81,627,000

Utilities (4.10%)
GFL Environmental Inc.	725,000	31,138,750

TOTAL COMMON STOCK
(Cost $676,101,063)		724,775,467

TOTAL INVESTMENTS (95.49%)
(Cost $676,101,063)		$724,775,467

OTHER ASSETS IN EXCESS OF LIABILITIES (4.51%)		34,265,118

NET ASSETS (100.00%)		$759,040,585

(a)	For additional information on portfolio concentration, see Note 2.
(b)	Non-income producing security.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

CLARKSTON FUND

PORTFOLIO OF INVESTMENTS

December 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (89.28%)
Basic Materials (2.53%)
International Flavors & Fragrances, Inc.	60,000	$4,043,400

Consumer Discretionary (6.45%)
Airbnb, Inc., Class A(a)	35,500	4,818,060
Copart, Inc.(a)	43,000	1,683,450
The Walt Disney Co.	19,500	2,218,515
Warner Bros. Discovery, Inc.(a)	55,000	1,585,100
Total Consumer Discretionary		10,305,125

Consumer Staples (21.61%)
Anheuser-Busch InBev SA/NV - ADR, Sponsored ADR	137,000	8,773,480
Lamb Weston Holdings, Inc.	100,000	4,189,000
Molson Coors Beverage Co., Class B	115,000	5,368,200
Post Holdings, Inc.(a)	102,000	10,103,100
US Foods Holding Corp.(a)	81,000	6,100,920
Total Consumer Staples		34,534,700

Financials (15.13%)
Affiliated Managers Group, Inc.	38,500	11,098,780
Brown & Brown, Inc.	22,000	1,753,400
LPL Financial Holdings Inc.	10,500	3,750,285
The Charles Schwab Corp.	43,000	4,296,130
Willis Towers Watson PLC	10,000	3,286,000
Total Financials		24,184,595

Health Care (18.10%)
Align Technology, Inc.(a)	21,000	3,279,150
Avantor, Inc.(a)	715,000	8,193,900
Becton Dickinson & Co.	36,000	6,986,520
Danaher Corp.	9,300	2,128,956
IQVIA Holdings, Inc.(a)	37,000	8,340,170
Total Health Care		28,928,696

Industrials (17.36%)
Capital One Financial Corp.	17,300	4,192,828
CH Robinson Worldwide, Inc.	29,400	4,726,344
FedEx Corp.	17,500	5,055,050
Fidelity National Information Services, Inc.	80,000	5,316,800
Fortive Corp.	108,000	5,962,680
IDEX Corp.	14,000	2,491,160
Total Industrials		27,744,862

Technology (8.10%)
Clarivate PLC(a)	2,745,000	9,168,300

	Shares	Value (Note 2)
Technology (continued)
Gartner, Inc.(a)	15,000	$3,784,200
Total Technology		12,952,500

TOTAL COMMON STOCK
(Cost $120,889,525)		142,693,878

TOTAL INVESTMENTS (89.28%)
(Cost $120,889,525)		$142,693,878

OTHER ASSETS IN EXCESS OF LIABILITIES (10.72%)		17,137,632

NET ASSETS (100.00%)		$159,831,510

(a)	Non-income producing security.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

CLARKSTON FOUNDERS FUND

PORTFOLIO OF INVESTMENTS

December 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (90.08%)
Basic Materials (2.24%)
International Flavors & Fragrances, Inc.	258,000	$17,386,620

Consumer Discretionary (6.16%)
Airbnb, Inc., Class A(a)	60,000	8,143,200
Copart, Inc.(a)	200,000	7,830,000
LKQ Corp.	800,000	24,160,000
Warner Bros. Discovery, Inc.(a)	265,000	7,637,300
Total Consumer Discretionary		47,770,500

Consumer Staples (21.74%)
Anheuser-Busch InBev SA/NV - ADR, Sponsored ADR	355,000	22,734,200
Lamb Weston Holdings, Inc.	545,000	22,830,050
Molson Coors Beverage Co., Class B	590,000	27,541,200
Post Holdings, Inc.(a)	530,000	52,496,500
Primo Brands Corp.	850,000	13,897,500
US Foods Holding Corp.(a)	385,000	28,998,200
Total Consumer Staples		168,497,650

Financials (12.93%)
Affiliated Managers Group, Inc.	188,000	54,196,640
LPL Financial Holdings Inc.	50,500	18,037,085
The Charles Schwab Corp.	162,000	16,185,420
Willis Towers Watson PLC	36,000	11,829,600
Total Financials		100,248,745

Health Care (17.27%)
Align Technology, Inc.(a)	90,000	14,053,500
Avantor, Inc.(a)	3,290,000	37,703,400
Becton Dickinson & Co.	132,000	25,617,240
Henry Schein, Inc.(a)	300,000	22,674,000
IQVIA Holdings, Inc.(a)	150,000	33,811,500
Total Health Care		133,859,640

Industrials (15.25%)
CH Robinson Worldwide, Inc.	125,000	20,095,000
FedEx Corp.	85,000	24,553,100
Fidelity National Information Services, Inc.	240,000	15,950,400
Fortive Corp.	460,000	25,396,600
IDEX Corp.	65,000	11,566,100
Middleby Corp.(a)	138,733	20,625,435
Total Industrials		118,186,635

Technology (11.14%)
CCC Intelligent Solutions Holdings, Inc.(a)	3,075,000	24,446,250
Clarivate PLC(a)	13,555,000	45,273,700
Gartner, Inc.(a)	66,000	16,650,480
Total Technology		86,370,430

Utilities (3.35%)
GFL Environmental Inc.	605,000	25,984,750

TOTAL COMMON STOCK
(Cost $632,740,311)		698,304,970

TOTAL INVESTMENTS (90.08%)
(Cost $632,740,311)		$698,304,970

OTHER ASSETS IN EXCESS OF LIABILITIES (9.92%)		76,912,100

NET ASSETS (100.00%)		$775,217,070

(a)	Non-income producing security.

The sector categorization above is based on the Industry Classification Benchmark (ICB®) industry classifications. Where ICB® has not assigned a classification for a company, the Fund's investment adviser will assign a classification that it believes most accurately represents the company's business. Sectors are shown as a percent of the Fund's net assets. Industry categorizations used for Fund compliance purposes are based on classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management.(Unaudited)

Notes to Quarterly Portfolio of Investments December 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. Each Fund's investment objective is to achieve long-term capital appreciation. The Clarkston Partners Fund and Clarkston Founders Fund currently offer Founders Class shares and Institutional Class shares, and the Clarkston Fund currently offers Institutional Class shares. Each share class of the Clarkston Partners Fund and Clarkston Founders Fund have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board or Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration Risk: The Funds operate as “non-diversified” investment companies, as defined in the 1940 Act. As a result of being “non-diversified” with respect to 50% of the Funds' portfolios, the Funds must limit the portion of their assets invested in the securities of a single issuer to 5%, measured at the time of purchase. In addition, no single investment can exceed 25% of the Funds' total assets at the time of purchase. A more concentrated portfolio may cause the Funds' net asset value to be more volatile and thus may subject stockholders to more risk. Thus, the volatility of the Funds' net asset value and their performance in general, depends disproportionately more on the performance of a smaller number of holdings than that of a more diversified fund. As a result, the Funds are subject to a greater risk of loss than a fund that diversifies its investments more broadly.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund and are apportioned among classes based on average net assets of each class. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees' fees and expenses.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates. All of the realized and unrealized gains and losses of a Fund and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.